UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report For the Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    National Westminster International Holdings B.V.
Address: Kokermolen 16
         3994 DH Houten
         The Netherlands


13F File Number:  028-04901

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     D B Maycock Esq
Title:    Head of Group Compliance
Phone:    (+44) 20 7714 8358
Signature, Place and Date of Signing:

    D B Maycock Esq    London, England    August 11, 2000


Report Type (check only one.):

[  ]        13F HOLDINGS REPORT.

[ X]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

 13F File Number     Name

 t.b.c.              The Royal Bank of Scotland Group Plc